ACCOUNTS RECEIVABLE, NET - Movement of allowance for accounts receivables (Details) - 12 months ended Dec. 31, 2023	CNY (¥)	USD ($)
ACCOUNTS RECEIVABLE, NET
Reversal	¥ (88,325)	$ (12,441)
Ending balance	60,019	8,453
Adoption of ASC 326 | Adjustment
ACCOUNTS RECEIVABLE, NET
Beginning balance	¥ 148,344	$ 20,894